Significant Transactions - SFC's Offering of Senior Notes (Details Narrative) $ in Billions	Apr. 11, 2016 USD ($)
Parent Company [Member] | Senior Note 8.25%, due 2020 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1.0
Interest rates (as a percent)	8.25%
OneMain Holdings, Inc. [Member] | Senior Note 8.25%, due 2020 [Member] | Guaranty Agreements [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1.0
Interest rates (as a percent)	8.25%
Springleaf Finance Corporation [Member] | Beneficial Owners of Debt [Member] | Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Debt repurchased	$ 60.0